SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 56.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	449,896	$4,665
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	232,840	2,331
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	81,847	935
SEI Institutional Managed Trust Real Return Fund, Cl Y	73,513	776

Total Fixed Income Funds (Cost $8,680) ($ Thousands)		8,707

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	301,710	3,108
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	67,793	778
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	93,488	775

Total Multi-Asset Funds (Cost $4,460) ($ Thousands)		4,661

Equity Funds — 9.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	67,850	776

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	35,926	$621

Total Equity Funds (Cost $1,196) ($ Thousands)		1,397

Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	776,909	777

Total Money Market Fund (Cost $777) ($ Thousands)		777

Total Investments in Securities — 100.0% (Cost $15,113) ($ Thousands)		$15,542

Percentages are based on Net Assets of $15,539 ($ Thousands).

** Rate shown is the 7-day effective yield as of December 31, 2021.

Cl — Class

As of December 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2021	Shares	Dividend Income	Capital Gains

SEI Daily Income Trust Short Duration Government Fund, Cl Y	$ 5,319	$ 1,199	$ (1,778)	$ (10)	$ (65)	$ 4,665	449,896	$ 34	$ —

SEI Institutional Managed Trust Conservative Income, Cl Y	2,657	565	(891)	—	—	2,331	232,840	—	—

SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,064	267	(404)	(1)	9	935	81,847	16	—

SEI Institutional Managed Trust Real Return Fund, Cl Y	885	218	(320)	3	(10)	776	73,513	39	—

SEI Institutional Managed Trust Multi-Asset Capital Stability, Cl Y	3,546	820	(1,237)	24	(45)	3,108	301,710	78	11

SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	886	207	(334)	8	11	778	67,793	25	—

SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	881	240	(346)	17	(17)	775	93,488	60	—

SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	876	273	(469)	105	(9)	776	67,850	16	71

SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	700	227	(354)	56	(8)	621	35,926	25	39

SEI Daily Income Trust Government Fund, Cl F	886	188	(297)	—	—	777	776,909	—	—

Totals	$ 17,700	$ 4,204	$ (6,430)	$ 202	$ (134)	$ 15,542		$ 293	$ 121

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Defensive Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Money Market Fund — 80.7%
SEI Daily Income Trust Government Fund, Cl F, 0.010%*†	4,352,748	$4,353

Total Money Market Fund (Cost $4,353) ($ Thousands)		4,353

Fixed Income Fund — 19.3%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	148,528	1,041

Total Fixed Income Fund (Cost $956) ($ Thousands)		1,041

Total Investments in Securities — 100.0% (Cost $5,309) ($ Thousands)		$5,394

Percentages are based on Net Assets of $5,392 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

† Rate shown is the 7-day effective yield as of December 31, 2021.

As of December 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2021	Shares	Dividend Income	Capital Gains

SEI Daily Income Trust Government Fund, Cl F	$5,033	$252	$ (932)	$ —	$ —	$ 4,353	4,352,748	$ —	$ —

SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,205	105	(287)	6	12	1,041	148,528	54	—

Totals	$6,238	$357	$ (1,219)	$ 6	$ 12	$ 5,394		$ 54	$ —

Amounts designated as “ – “ are $0 or have been rounded to $0.

2	SEI Asset Allocation Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 51.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	891,599	$9,246
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	264,324	2,464
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	192,264	1,855
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	614,937	6,156
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	647,615	7,396
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	265,621	1,862
SEI Institutional Managed Trust Real Return Fund, Cl Y	233,797	2,469

Total Fixed Income Funds (Cost $31,155) ($ Thousands)		31,448

Multi-Asset Funds — 31.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	196,963	1,851
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,019,683	10,503
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	323,460	3,710
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	372,173	3,085

Total Multi-Asset Funds (Cost $18,704) ($ Thousands)		19,149

Equity Funds — 18.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	594,046	6,796
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	250,125	4,327

Total Equity Funds (Cost $9,903) ($ Thousands)		11,123

Total Investments in Securities — 100.0% (Cost $59,762) ($ Thousands)		$61,720

Percentages are based on Net Assets of $61,704 ($ Thousands).

Cl — Class

As of December 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Conservative Strategy Fund

The following is summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2021	Shares	Dividend Income	Capital Gains

SEI Daily Income Trust Short Duration Government Fund, Cl Y	$ 10,449	$ 272	$ (1,328)	$ (6)	$(141)	$ 9,246	891,599	$ 64	$ —

SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	2,787	50	(361)	2	(14)	2,464	264,324	13	—

SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	2,083	180	(346)	3	(65)	1,855	192,264	73	—

SEI Institutional Managed Trust Conservative Income Fund, Cl Y	6,963	93	(901)	2	(1)	6,156	614,937	1	—

SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	8,351	405	(1,415)	(16)	71	7,396	647,615	124	—

SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,103	125	(397)	4	27	1,862	265,621	94	—

SEI Institutional Managed Trust Real Return Fund, Cl Y	2,785	151	(448)	18	(37)	2,469	233,797	120	—

SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,077	315	(546)	51	(46)	1,851	196,963	195	41

SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	11,838	476	(1,735)	103	(179)	10,503	1,019,683	262	35

SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	4,183	181	(737)	50	33	3,710	323,460	113	2

SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	3,466	306	(680)	(101)	94	3,085	372,173	234	—

SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	7,618	1,185	(2,826)	741	78	6,796	594,046	139	626

SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	4,834	781	(1,622)	335	(1)	4,327	250,125	176	271

Totals	$ 69,537	$ 4,520	$ (13,342)	$ 1,186	$(181)	$ 61,720		$ 1,608	$ 975

Amounts designated as “ – “ are $0 or have been rounded to $0.

4	SEI Asset Allocation Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Conservative Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 46.9%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	239,115	$4,562
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	530,015	9,169

Total Equity Funds (Cost $9,088) ($ Thousands)		13,731

Fixed Income Fund — 33.1%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,379,957	9,674

Total Fixed Income Fund (Cost $8,953) ($ Thousands)		9,674

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Money Market Fund — 20.0%
SEI Daily Income Trust Government Fund, Cl F, 0.010%*	5,837,010	$5,837

Total Money Market Fund (Cost $5,837) ($ Thousands)		5,837

Total Investments in Securities — 100.0% (Cost $23,878) ($ Thousands)		$29,242

Percentages are based on Net Assets of $29,232 ($ Thousands).

Cl — Class

*	Rate shown is the 7-day effective yield as of December 31, 2021.

As of December 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2021	Shares	Dividend Income	Capital Gains

SEI Institutional Managed Trust Real Estate Fund, Cl Y	$4,498	$ 492	$(1,406)	$259	$719	$4,562	239,115	$182	$131

SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	9,098	1,068	(1,101)	226	(122)	9,169	530,015	351	545

SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	9,715	1,052	(1,239)	6	140	9,674	1,379,957	458	—

SEI Daily Income Trust Government Fund, Cl F	5,853	552	(568)	—	—	5,837	5,837,010	—	—

Totals	$29,164	$3,164	$(4,314)	$491	$737	$29,242		$991	$676

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 36.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	996,112	$10,330
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	415,962	3,877
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	403,659	3,895
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,806,072	20,625
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	557,668	3,909
SEI Institutional Managed Trust Real Return Fund, Cl Y	368,142	3,888

Total Fixed Income Funds (Cost $46,271) ($ Thousands)		46,524

Multi-Asset Funds — 35.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,067,615	19,436
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,257,886	12,956
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	565,920	6,491
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	781,377	6,478

Total Multi-Asset Funds (Cost $45,166) ($ Thousands)		45,361

Equity Funds — 29.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	1,700,728	19,456
SEI Institutional Managed Trust Large Cap Fund, Cl Y	311,425	5,182
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	750,197	12,978

Total Equity Funds (Cost $33,066) ($ Thousands)		37,616

Total Investments in Securities — 100.0% (Cost $124,503) ($ Thousands)		$129,501

Percentages are based on Net Assets of $129,463 ($ Thousands).

Cl — Class

As of December 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

6	SEI Asset Allocation Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Moderate Strategy Fund

The following is summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2021	Shares	Dividend Income	Capital Gains

SEI Daily Income Trust Short Duration Government Fund, Cl Y	$ 11,905	$ 363	$ (1,773)	$ (14)	$ (151)	$ 10,330	996,112	$ 72	$ —

SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	4,464	138	(704)	2	(23)	3,877	415,962	21	—

SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4,461	357	(798)	(13)	(112)	3,895	403,659	154	—

SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	23,830	962	(4,317)	(64)	214	20,625	1,806,072	347	—

SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	4,490	278	(924)	10	55	3,909	557,668	196	—

SEI Institutional Managed Trust Real Return Fund, Cl Y	4,460	323	(867)	35	(63)	3,888	368,142	188	—

SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	22,146	3,039	(5,367)	86	(468)	19,436	2,067,615	2,049	430

SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	14,868	607	(2,378)	91	(232)	12,956	1,257,886	324	44

SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	7,444	299	(1,396)	81	63	6,491	565,920	198	3

SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	7,405	820	(1,740)	(253)	246	6,478	781,377	491	—

SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	22,194	2,612	(5,864)	420	94	19,456	1,700,728	398	1,789

SEI Institutional Managed Trust Large Cap Fund, Cl Y	5,938	999	(1,873)	320	(202)	5,182	311,425	159	516

SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	14,755	1,881	(3,836)	194	(16)	12,978	750,197	527	810

Totals	$ 148,360	$ 12,678	$ (31,837)	$ 895	$ (595)	$ 129,501		$ 5,124	$ 3,592

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Moderate Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 67.9%
SEI Institutional International Trust International Equity Fund, Cl Y	327,761	$3,972
SEI Institutional Managed Trust Real Estate Fund, Cl Y	209,291	3,993
SEI Institutional Managed Trust Tax- Managed Large Cap Fund, Cl Y	204,732	7,573
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,925,022	33,303

Total Equity Funds (Cost $29,774) ($ Thousands)		48,841

Fixed Income Fund — 17.9%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,832,113	12,843

Total Fixed Income Fund (Cost $12,400) ($ Thousands)		12,843

Money Market Fund — 14.2%
SEI Daily Income Trust Government Fund, Cl F, 0.010%*	10,224,603	10,225

Total Money Market Fund (Cost $10,225) ($ Thousands)		10,225

Total Investments in Securities — 100.0% (Cost $52,399) ($ Thousands)		$71,909

Percentages are based on Net Assets of $71,887 ($ Thousands).

Cl — Class

*	Rate shown is the 7-day effective yield as of December 31, 2021.

As of December 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2021	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust International Equity Fund, Cl Y	$ 3,769	$ 1,013	$ (508)	$ (2)	$ (300)	$ 3,972	327,761	$ 240	$ 282

SEI Institutional Managed Trust Real Estate Fund, Cl Y	3,740	498	(1,077)	159	673	3,993	209,291	163	119

SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	7,208	705	(1,246)	543	363	7,573	204,732	78	303

SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	31,435	4,760	(3,128)	93	143	33,303	1,925,022	1,291	2,039

SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	12,424	1,611	(1,374)	(58)	240	12,843	1,832,113	622	—

SEI Daily Income Trust Government Fund, Cl F	9,944	1,470	(1,189)	—	—	10,225	10,224,603	1	—

Totals	$ 68,520	$ 10,057	$ (8,522)	$ 735	$ 1,119	$ 71,909		$ 2,395	$ 2,743

Amounts designated as “ – “ are $0 or have been rounded to $0.

8	SEI Asset Allocation Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 63.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	899,060	$11,589
SEI Institutional International Trust International Equity Fund, Cl Y	2,880,938	34,917
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	717,074	13,223
SEI Institutional Managed Trust Large Cap Fund, Cl Y	2,093,135	34,830
SEI Institutional Managed Trust Small Cap Fund, Cl Y	704,308	9,952

Total Equity Funds (Cost $76,567) ($ Thousands)		104,511

Multi-Asset Fund — 19.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	3,498,441	32,885

Total Multi-Asset Fund (Cost $33,350) ($ Thousands)		32,885

Fixed Income Funds — 16.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,021,869	9,861

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	715,914	$8,176
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,409,140	9,878

Total Fixed Income Funds (Cost $27,270) ($ Thousands)		27,915

Total Investments in Securities — 100.0% (Cost $137,187) ($ Thousands)		$165,311

Percentages are based on Net Assets of $165,249 ($ Thousands).

Cl — Class

As of December 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2021	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 12,583	$ 1,759	$ (1,102)	$ (21)	$ (1,630)	$ 11,589	899,060	$ 161	$ 888

SEI Institutional International Trust International Equity Fund, Cl Y	38,730	6,169	(7,590)	1,442	(3,834)	34,917	2,880,938	2,120	2,489

SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	14,879	1,681	(4,817)	1,696	(216)	13,223	717,074	531	850

SEI Institutional Managed Trust Large Cap Fund, Cl Y	39,083	5,406	(10,477)	2,493	(1,675)	34,830	2,093,135	1,073	3,469

SEI Institutional Managed Trust Small Cap Fund, Cl Y	10,797	2,877	(2,779)	622	(1,565)	9,952	704,308	970	882

SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	36,685	5,127	(8,372)	345	(900)	32,885	3,498,441	3,470	736

SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	10,713	768	(1,280)	(25)	(315)	9,861	1,021,869	393	—

SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	9,059	597	(1,540)	(41)	101	8,176	715,914	141	—

SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	10,978	800	(2,068)	(133)	301	9,878	1,409,140	510	—

Totals	$ 183,507	$ 25,184	$ (40,025)	$ 6,378	$ (9,733)	$ 165,311		$ 9,369	$ 9,314

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Tax-Managed Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.4%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	141,819	$1,828
SEI Institutional International Trust International Equity Fund, Cl Y	1,210,829	14,675
SEI Institutional Managed Trust Tax- Managed Large Cap Fund, Cl Y *	1,449,041	53,600
SEI Institutional Managed Trust Tax- Managed Small/Mid Cap Fund, Cl Y	491,937	13,366

Total Equity Funds (Cost $38,345) ($ Thousands)		83,469

Fixed Income Funds — 11.6%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	377,053	3,639
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,045,438	7,328

Total Fixed Income Funds (Cost $10,993) ($ Thousands)		10,967

Total Investments in Securities — 100.0% (Cost $49,338) ($ Thousands)		$94,436

Percentages are based on Net Assets of $94,408 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of December 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of December 31, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2021	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 1,725	$ 394	$ (39)	$ 1	$ (253)	$ 1,828	141,819	$ 25	$ 136

SEI Institutional International Trust International Equity Fund, Cl Y	13,655	2,229	(103)	3	(1,109)	14,675	1,210,829	873	1,019

SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	49,144	2,675	(4,321)	1,186	4,916	53,600	1,449,041	534	2,141

SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	12,270	1,459	(336)	59	(86)	13,366	491,937	41	1,148

SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,376	476	(83)	(2)	(128)	3,639	377,053	134	—

SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,807	761	(340)	(28)	128	7,328	1,045,438	348	—

Totals	$ 86,977	$ 7,994	$ (5,222)	$ 1,219	$ 3,468	$ 94,436		$ 1,955	$ 4,444

Amounts designated as “—” are $0 or have been rounded to $0.

10	SEI Asset Allocation Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Market Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 34.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	367,528	$3,547
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,547,689	17,675
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	508,126	3,562

Total Fixed Income Funds (Cost $24,060) ($ Thousands)		24,784

Multi-Asset Funds — 33.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,510,967	14,203
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	309,328	3,548
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	685,945	5,687

Total Multi-Asset Funds (Cost $23,479) ($ Thousands)		23,438

Equity Funds — 32.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	165,379	2,132

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional International Trust International Equity Fund, Cl Y	587,966	$7,126
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	192,703	3,553
SEI Institutional Managed Trust Large Cap Fund, Cl Y	470,513	7,829
SEI Institutional Managed Trust Small Cap Fund, Cl Y	151,406	2,139
Total Equity Funds (Cost $15,358) ($ Thousands)		22,779

Total Investments in Securities — 100.0% (Cost $62,897) ($ Thousands)		$71,001

Percentages are based on Net Assets of $70,979 ($ Thousands).

Cl — Class

As of December 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2021	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	$3,932	$ 218	$(482)	$ (1)	$(120)	$3,547	367,528	$ 142	$ —

SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	19,704	517	(2,683)	(48)	185	17,675	1,547,689	304	—

SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	3,981	199	(679)	4	57	3,562	508,126	183	—

SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	15,793	1,886	(3,265)	181	(392)	14,203	1,510,967	1,488	312

SEI Institutional Managed Trust Multi-AssetIncome Fund, Cl Y	3,960	128	(620)	38	42	3,548	309,328	112	2

SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	6,335	582	(1,236)	(78)	84	5,687	685,945	429	—

SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	2,367	377	(307)	8	(313)	2,132	165,379	30	163

SEI Institutional International Trust International Equity Fund, Cl Y	7,874	1,161	(1,420)	396	(885)	7,126	587,966	434	508

SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	3,974	489	(1,313)	530	(127)	3,553	192,703	143	227

SEI Institutional Managed Trust Large Cap Fund, Cl Y	8,711	1,268	(2,348)	702	(504)	7,829	470,513	241	776

SEI Institutional Managed Trust Small CapFund, Cl Y	2,383	592	(634)	175	(377)	2,139	151,406	208	189

Totals	$79,014	$7,417	$(14,987)	$1,907	$(2,350)	$71,001		$3,714	$2,177

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Core Market Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	41,805	$539
SEI Institutional International Trust International Equity Fund, Cl Y	356,880	4,325
SEI Institutional Managed Trust Tax- Managed Large Cap Fund, Cl Y *	414,371	15,328
SEI Institutional Managed Trust Tax- Managed Small/Mid Cap Fund, Cl Y	141,296	3,839

Total Equity Funds (Cost $10,065) ($ Thousands)		24,031

Fixed Income Funds — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	111,100	1,072
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	307,332	2,154

Total Fixed Income Funds (Cost $3,206) ($ Thousands)		3,226

Total Investments in Securities — 100.0% (Cost $13,271) ($ Thousands)		$27,257

Percentages are based on Net Assets of $27,249 ($ Thousands).

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of December 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of December 31, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Cl — Class

The following is summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2021	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$ 511	$ 142	$ (80)	$ 40	$(74)	$ 539	41,805	$ 7	$ 40

SEI Institutional International Trust International Equity Fund, Class Y	4,132	669	(455)	329	(350)	4,325	356,880	258	301

SEI Institutional Managed Trust Tax Managed Large Cap Fund, Class Y	14,512	785	(2,383)	1,245	1,169	15,328	414,371	156	620

SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	3,621	400	(512)	372	(42)	3,839	141,296	11	331

SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	1,018	141	(48)	(2)	(37)	1,072	111,100	40	—

SEI Institutional Managed Trust High Yield Bond Fund, Class Y	2,090	185	(151)	(5)	35	2,154	307,332	104	—

Totals	$25,884	$2,322	$(3,629)	$1,979	$ 701	$27,257		$576	$1,292

Amounts designated as “ – “ are $0 or have been rounded to $0.

12	SEI Asset Allocation Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 44.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	555,436	$7,159
SEI Institutional International Trust International Equity Fund, Cl Y	2,220,487	26,912
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	581,380	10,721
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1,723,075	28,672
SEI Institutional Managed Trust Small Cap Fund, Cl Y	380,682	5,379

Total Equity Funds (Cost $57,087) ($ Thousands)		78,843

Multi-Asset Funds — 32.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	3,800,614	35,726
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	618,457	7,094
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,716,290	14,228

Total Multi-Asset Funds (Cost $58,868) ($ Thousands)		57,048

Fixed Income Funds — 23.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	918,869	8,867
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	2,158,910	24,655
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,270,037	8,903

Total Fixed Income Funds (Cost $41,685) ($ Thousands)		42,425

Total Investments in Securities — 100.0% (Cost $157,640) ($ Thousands)		$178,316

Percentages are based on Net Assets of $178,252 ($ Thousands).

Cl — Class

As of December 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of December 31, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Market Growth Strategy Fund

The following is summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2021	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 7,681	$ 925	$ (957)	$ 527	$(1,017)	$ 7,159	555,436	$ 100	$ 563

SEI Institutional International Trust International Equity Fund, Cl Y	29,468	3,711	(6,244)	3,079	(3,102)	26,912	2,220,487	1,663	1,966

SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	11,897	1,163	(4,228)	2,235	(346)	10,721	581,380	435	702

SEI Institutional Managed Trust Large Cap Fund, Cl Y	31,603	3,809	(10,250)	4,977	(1,467)	28,672	1,723,075	894	2,907

SEI Institutional Managed Trust Small Cap Fund, Cl Y	5,839	1,123	(1,523)	779	(839)	5,379	380,682	539	490

SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	38,764	4,579	(7,719)	1,110	(1,008)	35,726	3,800,614	3,776	803

SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	7,718	229	(1,009)	59	97	7,094	618,457	225	3

SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	15,540	1,131	(2,441)	(316)	314	14,228	1,716,290	1,074	—

SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	9,566	474	(850)	(30)	(293)	8,867	918,869	354	—

SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	26,873	983	(3,362)	(129)	290	24,655	2,158,910	428	—

SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	9,747	463	(1,449)	(96)	238	8,903	1,270,037	462	—

Totals	$ 194,696	$ 18,590	$ (40,032)	$ 12,195	$(7,133)	$ 178,316		$ 9,950	$ 7,434

Amounts designated as “ – “ are $0 or have been rounded to $0.

14	SEI Asset Allocation Trust / Quarterly Report / December 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Market Growth Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.3%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	224,853	$2,898
SEI Institutional International Trust International Equity Fund, Cl Y	1,941,459	23,531
SEI Institutional Managed Trust Tax- Managed Large Cap Fund, Cl Y *	2,221,897	82,188
SEI Institutional Managed Trust Tax- Managed Small/Mid Cap Fund, Cl Y	757,422	20,579

Total Equity Funds (Cost $56,576) ($ Thousands)		129,196

Fixed Income Funds — 11.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	592,992	5,722
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,639,164	11,491

Total Fixed Income Funds (Cost $17,437) ($ Thousands)		17,213

Total Investments in Securities — 100.0% (Cost $74,013) ($ Thousands)		$146,409

Percentages are based on Net Assets of $146,364 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of December 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2021	Shares	Dividend Income	Capital Gains

SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$ 2,596	$ 743	$ (263)	$ 220	$ (398)	$ 2,898	224,853	$ 40	$ 222

SEI Institutional International Trust International Equity Fund, Class Y	21,669	4,389	(2,409)	1,705	(1,823)	23,531	1,941,459	1,424	1,668

SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	76,136	4,126	(10,890)	6,171	6,645	82,188	2,221,897	831	3,290

SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	19,016	1,964	(2,140)	1,832	(93)	20,579	757,422	63	1,785

SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	5,122	941	(141)	(12)	(188)	5,722	592,992	208	—

SEI Institutional Managed Trust High Yield Bond Fund, Class Y	10,760	999	(425)	(45)	202	11,491	1,639,164	543	—

Totals	$ 135,299	$ 13,162	$ (16,268)	$ 9,871	$ 4,345	$ 146,409		$ 3,109	$ 6,965

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2021	15